Investments (Tables)	12 Months Ended
Mar. 31, 2014
Equity Method Investments And Joint Ventures [Abstract]
Equity Method Investments [Text Block]
The Company’s investments in equity method investees interest were as follows:

Percent of ownership of equity shares
Tachyon Technology Private Limited (Impaired in fiscal 2011)	26%
Imere Technology Private Limited (up to October 8, 2012)	44%
Eterno Infotech Private Limited (Up to December 19, 2011)	43%
Bigslick Infotech Private Limited (Impaired in fiscal 2010)	37%

Equity Method Investments For Financial Information [Table Text Block]
The following table presents financial information for equity method investees:

	For years ended March 31,
	2012	2013#	2014
	US$	US$	US$
Revenues	362,280	320,005	—
Total costs	700,337	72,910	—
Profit (loss) from operations	(338,057)	247,095	—
Earnings (loss) attributable to Rediff*	(215,735)	84,310	—

#	Information provided for the period ended October 8, 2012, relates to Imere Technology Private Limited which was sold as on same date.

*
Company’s share of profit (loss) of the equity method investee has been determined after giving effect to the subsequent amortization on account of fair value adjustments made for the identifiable intangible assets of the equity method investees as at the date of acquisition.